Organization and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Organization and Basis of Presentation [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

Note 1 – Organization and Basis of Presentation

Organization

Dror Ortho-Design, Inc, a Delaware corporation (the “Company”), was incorporated as Novint Technologies, Inc. in the State of New Mexico in April 1999. On February 26, 2002, the Company changed its state of incorporation to Delaware by merging with Novint Technologies, Inc., a Delaware corporation. On August 14, 2023, following the Share Exchange (as defined below), the Company changed its name from “Novint Technologies, Inc.” to “Dror Ortho-Design, Inc.” Following the Share Exchange (as defined below), the Company succeeded the business of Dror Ortho-Design, Ltd. (“Private Dror”) as its sole line of business. The Company is involved in the research and development of an orthodontic alignment platform and has not yet reached the sales stage for its product.

The Company’s stock is quoted on the OTC Pink Market under the symbol “DROR.”

Reverse Recapitalization

On July 5, 2023, Private Dror entered into a share exchange agreement with the Company, which was consummated on August 14, 2023 (the “Share Exchange”). As a result of the Share Exchange, the shareholders of Private Dror (“Private Dror Shareholders”) exchanged all 235,089 of their outstanding shares of ordinary shares of Private Dror, for 106,782,187 shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”), and 7,576,999 shares of the Company’s Series A Preferred Stock, par value $0.0001 per share (the “Series A Preferred Stock”). Pursuant to the terms of the Share Exchange, the Company raised $5,225,000 as part of a private placement funding (the “Private Placement”) and such investors (the “Private Placement Investors”) received 186,363,631 shares of Common Stock and 2,886,364 shares of Series A Preferred Stock. As a result, Private Dror became a wholly-owned subsidiary of the Company and the Private Dror Shareholders held 56.1% of the Company’s Common Stock equivalents based on the shares of Common Stock and Series A Preferred Stock received in the Share Exchange.

The Share Exchange was accounted for as a recapitalization, with Private Dror deemed to be the accounting acquirer and the Company the accounting acquiree. Accordingly, Private Dror’s historical financial statements for periods prior to the consummation of the Share Exchange have become those of the registrant. Assets and liabilities and the historical operations reported for periods prior to the Share Exchange are those of Private Dror other than equity items. All references to Common Stock, Series A Preferred Stock, share and per share amounts have been retroactively restated to reflect the reverse recapitalization as if the transaction had taken place as of the beginning of the earliest period presented.

Pursuant to the Share Exchange, the Company issued shares of its Common Stock and Series A Preferred Stock to Private Dror’s stockholders, at an exchange ratio of 3,677.27 shares of the Company’s Common Stock.

As of August 14, 2023 the fair value of the net liabilities of the Company was $793,497, which was recorded as Additional Paid-In Capital as part of the Share Exchange.

Going Concern and Management’s Plans

The financial statements are presented on a going concern basis. The Company has not yet generated any revenues, has suffered recurring losses from operations with an accumulated deficit of $20,082,779 as of March 31, 2025, and is dependent upon external sources for financing its operations. There is no assurance that profitable operations, if achieved, could be sustained on a continuing basis. Further, the Company’s future operations are dependent on the success of the Company’s efforts to raise additional capital, its research and commercialization efforts, regulatory approvals, and, ultimately, the market acceptance of the Company’s products. There is no assurance that the Company will be successful in raising these funds. These financial statements do not include adjustments that may result from the outcome of these uncertainties. The Company is exploring additional fundraising opportunities.

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

Organization

Dror Ortho-Design, Inc., a Delaware corporation (the “Company”) was incorporated as Novint Technologies, Inc. in the State of New Mexico in April 1999. On February 26, 2002, the Company changed its state of incorporation to Delaware by merging with Novint Technologies, Inc., a Delaware corporation. On August 14, 2023, following a share exchange agreement, the Company changed its name from “Novint Technologies, Inc.” to “Dror Ortho-Design, Inc.”. Following the Share Exchange (as defined below), the Company succeeded the business of Dror Ortho-Design, Ltd. (“Private Dror”) as its sole line of business. The Company is involved in the research and development of an orthodontic alignment platform and has not yet reached the sales stage for its product.

The Company’s stock is quoted on the OTC Pink Market under the symbol “DROR.”

Reverse Recapitalization

On July 5, 2023, Private Dror entered into a share exchange agreement with the Company and on August 14, 2023 the share exchange was consummated (the “Share Exchange”). As a result of the Share Exchange, the shareholders of Private Dror exchanged all 235,089 of their outstanding shares of common stock, for 106,782,187 shares of the Company’s common stock, par value $0.0001 per share (the “common stock” or the “Common Stock”) and 7,576,999 shares of the Company’s Series A Preferred Stock (the “Series A Preferred Stock”). Pursuant to the terms of the Share Exchange, the Company raised $5,225,000 as part of a private placement funding (the “Private Placement”), and the Private Placement Investors received 186,363,631 shares of common stock (the “Private Placement Shares”), 2,886,364 shares of Series A Preferred Stock and warrants to purchase shares of common stock (the “Private Placement Warrants”). As a result, Private Dror became a wholly owned subsidiary of the Company and the Private Dror shareholders hold 56.1% of the Company’s common stock equivalents based on the common and preferred shares received in the Share Exchange.

The Share Exchange was accounted for as a recapitalization, with Private Dror deemed to be the accounting acquirer, and the Company the accounting acquiree. Accordingly, Private Dror’s historical financial statements for periods prior to the consummation of the Share Exchange have become those of the registrant. Assets and liabilities and the historical operations reported for periods prior to the Share Exchange are those of Private Dror other than equity items. All references to common stock, preferred stock, share and per share amounts have been retroactively restated to reflect the reverse recapitalization as if the transaction had taken place as of the beginning of the earliest period presented.

Pursuant to the Share Exchange, the Company issued shares of its common stock and Series A Preferred Stock to Private Dror’s stockholders, at an exchange ratio of 3,677.27 shares of the Company’s common stock.

As of August 14, 2023 the fair value of the net liabilities of the Company was $793,497, which was recorded as Additional Paid-In Capital as part of the Share Exchange.

Going Concern and Management’s Plans

The financial statements are presented on a going concern basis. The Company has not yet generated any material revenues, has suffered recurring losses from operations with an accumulated deficit of $19,506,656   as of December 31, 2024, and is dependent upon external sources for financing its operations. There is no assurance that profitable operations, if achieved, could be sustained on a continuing basis. Further, the Company’s future operations are dependent on the success of the Company’s efforts to raise additional capital, its research and commercialization efforts, regulatory approvals, and ultimately the market acceptance of the Company’s products. There is no assurance that the Company will be successful in raising these funds. These financial statements do not include adjustments that may result from the outcome of these uncertainties. The Company is exploring additional fundraising opportunities.